Post-employment benefits	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
Post-employment benefits
Post-employment benefits
The cost of providing benefits is determined using the projected unit credit method with actuarial valuations being carried out at the end of each annual reporting period. All remeasurements of the defined benefit obligation, such as actuarial gains and losses and return on plan assets, are recognised directly in other comprehensive income. Remeasurements recognised in other comprehensive income are reflected immediately in retained earnings and are not reclassified to profit or loss. Service cost is presented within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. Past service cost is recognised immediately within cost of sales, selling and distribution expenses and administrative expenses in the consolidated income statement. The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. Net interest cost is presented within finance costs or finance income, as applicable, in the consolidated income statement. The defined benefit obligation recognised in the consolidated statement of financial position represents the present value of the estimated future cash outflows, using interest rates of high quality corporate bonds which have terms to maturity approximating the terms of the related liability.
The Group recognises termination benefits at the earlier of the following dates: (1) when the Group can no longer withdraw the offer of those benefits and (2) when the Group recognises costs for restructuring that is within the scope of IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” and involves the payment of termination benefits. In the case of an offer made to encourage voluntary redundancy, the termination benefits are measured based on the number of employees expected to accept the offer. Termination benefits are payable whenever an employee’s employment is terminated before the normal retirement date or whenever an employee accepts voluntary redundancy in exchange for those benefits.
The following table summarises our non-current employee benefit liabilities as at the dates presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Retirement benefit obligation	—	77	77	—	103	103
Other employee benefit liabilities	—	31	31	—	35	35
Total non-current employee benefit liabilities	—	108	108	—	138	138
Defined benefit plans
The Group sponsors a number of defined benefit pension plans in Belgium, France, Germany, Great Britain, Luxembourg, Norway, Australia and Indonesia. The majority of the defined benefit plans are either career average, final salary or hybrid plans, and operate on a funded basis with assets held in external funds. The Group’s Great Britain plan (GB Scheme) is the most significant.
The GB Scheme’s defined benefit obligation includes benefits for current employees, former employees and current pensioners. The level of benefits provided (funded final salary pension) depends on the member’s length of service and salary at retirement age. Part of the pension may be exchanged for a tax free cash lump sum. The GB Scheme was closed to new members with effect from 1 October 2005 and is administered by a board of trustees, which is legally separate from the Group. The board of trustees is composed of representatives of both the employer and employees. The board of trustees is required by law to act in the interest of all relevant beneficiaries and is responsible for the investment policy with regard to the assets plus the day to day administration of the benefits.
On 8 October 2020, the Group announced a proposal to close the GB Scheme to future accrual, which was implemented on 31 March 2021. The affected employees were offered to enrol in the Group’s defined contribution scheme (DC scheme). Subsequent to the implementation of the closure of the GB Scheme, the members moved from active to deferred status, with future indexation of deferred pensions before retirement measured by reference to the consumer price index (CPI).
A full actuarial valuation of the GB Scheme occurs on a triennial basis by a qualified external actuary, which is used as the basis of determining the Group’s future contributions to the plan. The latest triennial valuation was carried out as at 5 April 2022 and has been updated to 31 December 2022 to reflect our defined benefit obligation, for known events and changes in market conditions as allowed under IAS 19, “Employee Benefits”.
Risks
The Group’s defined benefit pension schemes expose the Group to a number of risks, including:
•Asset volatility – the plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if assets underperform this yield, a deficit would occur. Some of our plans hold a significant proportion of growth assets (equities and property) which, though expected to outperform corporate bonds in the long term, create volatility and risk in the short term. The allocation to growth assets is monitored to ensure it remains appropriate given each scheme’s long-term objectives.
•Changes in bond yields – a decrease in corporate bond yields will increase the defined benefit liability, although this will be partially offset by an increase in the value of the plan’s bond holdings.
•Inflation risk – a significant proportion of our benefit obligations are linked to inflation and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect against extreme inflation). The majority of the assets are either unaffected by or only loosely correlated with inflation, meaning that an increase in inflation will also increase the deficit.
•Life expectancy – the majority of our plans have an obligation to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the defined benefit liabilities.
Benefit costs
The following table summarises the expense related to pension plans recognised in the consolidated income statement for the years presented:

	Year ended 31 December
	2022			2021			2020
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Service cost	—	18	18	10	16	26	37	15	52
Past service (credit)/cost(A)	—	(2)	(2)	(29)	6	(23)	—	—	—
Net interest (income)/cost	(2)	1	(1)	1	1	2	1	1	2
Administrative expenses	—	1	1	1	1	2	2	—	2
Total cost	(2)	18	16	(17)	24	7	40	16	56
(A)Predominantly comprised of the impact of a plan amendment arising from legislative changes in respect of the minimum retirement age in Indonesia.
Other comprehensive income
The following table summarises the changes in other comprehensive income related to our pension plans for the years presented:

	Year ended 31 December
	2022			2021			2020
	GB	Rest of world	Total	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Actuarial (gain)/loss on defined benefit obligation arising during the period	(712)	(125)	(837)	(60)	(6)	(66)	159	1	160
Return on plan assets less/(greater) than discount rate	808	74	882	(177)	(58)	(235)	(72)	(17)	(89)
Net charge to other comprehensive income	96	(51)	45	(237)	(64)	(301)	87	(16)	71

Benefit obligation and fair value of plan assets
The following table summarises the changes in the pension plan benefit obligation and the fair value of plan assets for the periods presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Reconciliation of benefit obligation:
Benefit obligation at beginning of plan year	1,739	674	2,413	1,733	607	2,340
Service cost	—	18	18	10	16	26
Past service (credit)/cost	—	(2)	(2)	(29)	6	(23)
Interest costs on defined benefit obligation	32	7	39	31	5	36
Plan participants contribution	—	28	28	—	59	59
Actuarial loss/(gain) – experience	26	7	33	1	1	2
Actuarial loss/(gain) – demographic assumptions	2	—	2	(1)	(1)	(2)
Actuarial (gain)/loss – financial assumptions	(740)	(132)	(872)	(60)	(6)	(66)
Benefit payments	(57)	(72)	(129)	(69)	(81)	(150)
Administrative expenses	—	1	1	1	1	2
Acquisition of CCL	—	—	—	—	66	66
Currency translation adjustments	(65)	—	(65)	122	1	123
Benefit obligation at end of plan year	937	529	1,466	1,739	674	2,413
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of plan year	1,840	664	2,504	1,568	564	2,132
Interest income on plan assets	34	6	40	30	4	34
Return on plan assets (less)/greater than discount rate	(808)	(74)	(882)	177	58	235
Plan participants contributions	—	28	28	—	59	59
Employer contributions	11	21	32	19	20	39
Benefit payments	(57)	(72)	(129)	(69)	(81)	(150)
Acquisition of CCL	—	—	—	—	40	40
Currency translation adjustment	(68)	(1)	(69)	115	—	115
Fair value of plan assets at end of plan year	952	572	1,524	1,840	664	2,504
Timing of benefit payments
The weighted average duration of the defined benefit plan obligation as at 31 December 2022 is 16 years, including 17 years for the GB Scheme. The weighted average duration of the defined benefit plan obligation as at 31 December 2021 was 20 years, including 22 years for the GB Scheme.
Retirement benefit status
The following table summarises the retirement benefit status of pension plans as at the dates presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Total	GB	Rest of world	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Net benefit status:
Present value of obligation	(937)	(529)	(1,466)	(1,739)	(674)	(2,413)
Fair value of assets	952	572	1,524	1,840	664	2,504
Net benefit status:	15	43	58	101	(10)	91
Retirement benefit surplus (Note 25)	15	120	135	101	93	194
Retirement benefit obligation	—	(77)	(77)	—	(103)	(103)
The surplus for 2022 is primarily related to the defined benefit plans in Germany and Belgium as well as the GB Scheme. The surplus is recognised on the balance sheet on the basis that the Group is entitled to a refund of any remaining assets once all members have left the plan.
Actuarial assumptions
The following tables summarise the weighted average actuarial assumptions used to determine the benefit obligations of pension plans as at the dates presented:

	Year ended 31 December
	2022			2021
	GB	Rest of world	Average	GB	Rest of world	Average
Financial assumptions	%	%	%	%	%	%
Discount rate	4.8	4.0	4.5	1.9	1.4	1.8
Rate of compensation increase	N/A	3.6	3.6	N/A	3.2	3.2
Rate of price inflation	3.3	2.4	3.0	3.4	2.1	3.1

	Year ended 31 December
	2022			2021
Demographic assumptions (weighted average)(A)	GB	Rest of world	Average	GB	Rest of world	Average
Retiring at the end of the reporting period
Male	21.9	19.8	21.3	21.9	24.3	22.4
Female	24.4	23.1	24.0	24.4	27.7	25.0
Retiring 15 years after the end of the reporting period
Male	22.8	20.0	22.1	22.8	25.4	23.3
Female	25.5	23.5	24.9	25.5	28.5	26.1
(A)These assumptions translate into an average life expectancy in years, post-retirement, for an employee retiring at age 65.
The following tables summarise the sensitivity of the defined benefit obligation to changes in the weighted average principal assumptions for the periods presented:

		Year ended 31 December 2022
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(7.9)	(4.0)	(6.5)	8.6	4.4	7.1
Rate of compensation increase(A)	0.5%	N/A	1.6	0.6	N/A	(1.4)	(0.5)
Rate of price inflation	0.5%	3.9	3.1	3.6	(3.8)	(2.9)	(3.4)
Mortality rates	1 year	3.0	1.7	2.5	(2.8)	(1.7)	(2.4)

		Year ended 31 December 2021
	Change in assumption	Impact on defined benefit obligation (%)
		Increase in assumption			Decrease in assumption
Principal assumptions		GB	Rest of world	Average	GB	Rest of world	Average
Discount rate	0.5%	(9.9)	(4.8)	(8.5)	11.4	5.3	9.7
Rate of compensation increase(A)	0.5%	N/A	1.7	0.5	N/A	(1.5)	(0.4)
Rate of price inflation	0.5%	7.8	3.8	6.7	(6.8)	(3.5)	(5.9)
Mortality rates	1 year	4.0	2.1	3.5	(4.0)	(2.1)	(3.4)
(A)The compensation increase assumption is no longer applicable to the valuation of the defined benefit obligation associated with the GB Scheme in light of the plan closure effective 31 March 2021.
The sensitivity analyses have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period. The sensitivity analyses are based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analyses may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

Pension plan assets
There are formal investment policies for the assets associated with our pension plans. Policy objectives include: (1) maximising long-term return at acceptable risk levels; (2) diversifying among asset classes, if appropriate, and among investment managers; and (3) establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk, including quality and diversification standards. Asset allocation targets are based on periodic asset liability and/or risk budgeting study results, which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.

The following table summarises pension plan assets measured at fair value as at the dates presented:

	Year ended 31 December 2022					Year ended 31 December 2021
	Total	Investments quoted in active markets		Unquoted investments		Total	Investments quoted in active markets		Unquoted investments
		GB	Rest of world	GB	Rest of world		GB	Rest of world	GB	Rest of world
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Equity securities(A)	185	—	185	—	—	221	—	221	—	—
Fixed income securities:(B)
Corporate bonds and notes	56	—	56	—	—	54	—	54	—	—
Government bonds (C)	692	1,131	28	(467)	—	1,506	1,476	30	—	—
Cash and other short-term investments(D)	28	23	5	—	—	6	1	5	—	—
Other investments:
Real estate funds(E)	274	43	15	216	—	346	—	39	306	1
Insurance contracts(F)	207	—	—	—	207	240	—	—	—	240
Investment funds(G)	76	—	5	—	71	73	—	—	—	73
Derivatives(H)	6	5	—	1	—	58	—	—	57	1
Total	1,524	1,202	294	(250)	278	2,504	1,477	349	363	315